Convertible Preferred Stock - Narrative (Detail) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2013 Vote	Dec. 31, 2012	Sep. 19, 2013 Conversion of preferred stock [Member]	Dec. 31, 2013 Conversion of preferred stock [Member] Director	Dec. 31, 2013 Common Stock [Member] Director	Dec. 31, 2012 Series A-1 [Member]	Dec. 31, 2013 Series A-1 [Member]	Sep. 19, 2013 Series A-1 [Member]	Dec. 31, 2012 Series A-2 [Member]	Dec. 31, 2013 Series A-2 [Member]	Sep. 19, 2013 Series A-2 [Member]	Dec. 31, 2012 Series B [Member]	Dec. 31, 2013 Series B [Member]	Sep. 19, 2013 Series B [Member]	Dec. 31, 2012 Series C [Member]	Dec. 31, 2013 Series C [Member]	Sep. 19, 2013 Series C [Member]	Dec. 31, 2012 Series D [Member]	Dec. 31, 2013 Series D [Member]	Sep. 19, 2013 Series D [Member]	Dec. 31, 2012 Series E [Member]	Dec. 31, 2013 Series E [Member]	Sep. 19, 2013 Series E [Member]	Dec. 31, 2012 Series F [Member]	Dec. 31, 2013 Series F [Member]	Sep. 19, 2013 Series F [Member]
Temporary Equity [Line Items]
Shares issued from conversion of preferred stock and warrants (shares)			74,221,553
Voting right per share of common stock	1
Number of shares required to be outstanding to vote				1,000,000
Number of electable directors				2	2
Annual dividends payable (usd per share)							$ 0.015			$ 0.0366			$ 0.0792			$ 0.1243			$ 0.0233014			$ 0.0816			$ 0.6318
Cumulative preferred stock dividends in arrears	$ 0	$ 0
Dividends paid	$ 0
Liquidation share price (usd per share)								$ 0.25			$ 0.61			$ 1.32			$ 2.0717			$ 0.3883572			$ 1.36			$ 10.5294
Conversion ratio to common shares						1			0.8525			0.7136			0.6705			1			1			1